Stock-based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 30, 2020	Sep. 29, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted- Average Grant Date Fair Value per Share, Granted	$ 11.50	$ 11.50
Rocket Lab USA, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to Purchase Common Stock, Outstanding			3,009,360	3,093,543
Options to Purchase Common Stock, Granted			10,000	416,549
Options to Purchase Common Stock, Exercised			(305,867)	(152,247)
Options to Purchase Common Stock, Forfeited			(166,479)	(254,051)
Options to Purchase Common Stock, Expired			(108,873)	(94,434)
Options to Purchase Common Stock, Outstanding			2,438,141	3,009,360	3,093,543
Options to Purchase Common Stock, Options vested and exercisable			1,626,906	1,310,763
Weighted- Average Exercise Price per Share, Outstanding			$ 8.83	$ 8.08
Weighted- Average Exercise Price per Share, Granted			12.80	11.83
Weighted- Average Exercise Price per Share, Exercised			3.23	3.82
Weighted- Average Exercise Price per Share, Forfeited			11.38	9.70
Weighted- Average Exercise Price per Share, Expired			9.55	3.15
Weighted- Average Exercise Price per Share, Outstanding			9.35	8.83	$ 8.08
Weighted- Average Exercise Price per Share, Options vested and exercisable			8.82	7.03
Weighted- Average Grant Date Fair Value per Share, Outstanding			4.57	4.22
Weighted- Average Grant Date Fair Value per Share, Granted			7.11	6.84
Weighted- Average Grant Date Fair Value per Share, Outstanding			4.81	4.57	$ 4.22
Weighted- Average Grant Date Fair Value per Share, Options vested and exercisable			$ 4.44	$ 3.40
Weighted- Average Remaining Contract Life (In Years), Exercised			3 years 2 months 15 days	5 years 5 months 4 days
Weighted- Average Remaining Contract Life (In Years), Outstanding			7 years 1 month 13 days	7 years 11 months 12 days	8 years 8 months 4 days
Weighted- Average Remaining Contract Life (In Years), Options vested and exercisable			6 years 9 months 29 days	7 years 1 month 2 days
Aggregate Intrinsic Value, Exercised			$ 2,565	$ 1,366
Aggregate Intrinsic Value, Outstanding			85,853	11,941	$ 9,131
Aggregate Intrinsic Value, Options vested and exercisable			$ 57,660	$ 7,552